UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             ACF Industries, Incorporated
                  (as sponsor of the ACF Pension Plans)
Address:          620 N. Second Street
                  St. Charles, Missouri  63301

Form 13F File Number:  28-6948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. Mitchell
Title:   Senior Vice President-Finance
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell           New York, New York                  11/12/01
[Signature]                           [City, State]                  [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                             0

Form 13F Information Table Entry Total:                        34

Form 13F Information Table Value Total:                        $56,792
                                                             (thousands)


List of Other Included Managers:  None

                                                   FORM 13F INFORMATION TABLE
                                             AS OF SEPTEMBER 30, 2001 (SEC USE ONLY)
                 NAME OF REPORTING MANAGER:  ACF Industries, Incorporated (as sponsor of the ACF Pension Plans)
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None

Arrow Electrs   Com        042735100   1,043      50,000    X                                       50,000
Inc.

AT&T Corp       Com        001957109   2,895     150,000    X                                      150,000

AT&T Wireless
Svcs Inc.       Com        00209A106     721      48,270    X                                       48,270

Avaya Inc.      Com        053499109     107      10,802    X                                       10,802

Avnet Inc.      Com        053807103     910      50,000    X                                       50,000

BCE Inc.        Com        05534B109     441      20,000    X                                       20,000

BG              PLC        055434203     236      12,548    X                                       12,548
                                       ADR
                                      Final
                                    Install.

Burlington      Com        12189T104     793      29,658    X                                       29,658
Northern
Santa Fe Corp.

Burlington      Com        122014103     513      15,000    X                                       15,000
Resources Inc.

Canadian        New        135923100   1,605      50,000    X                                       50,000
PAC Ltd.        Com

Coca Cola       Com        191219104   1,381      90,000    X                                       90,000
Enterprises
Inc.

Cox             CLA        224044107   1,273      30,480    X                                       30,480
Communications
Inc.

Delphi          Com        247126105     205      17,473    X                                       17,473
Automotive
Sys. Corp.

Emerging Markts New        290890102     107      16,985    X                                       16,985
Telecomms.      Com
FD Inc.








General         Com        369604103   5,580     150,000    X                                      150,000
Electric Co.

General Mtrs
Corp            CL H       370442832     211      15,840    X                                       15,840
                                       NEW

General Mtrs.   Com        370442105     860      20,042    X                                       20,042
Corp.

Int'l Business  Com        459200101   7,338      80,000    X                                       80,000
Machines

JP Morgan
Chase & Co      Com        46625H100   3,159      92,500    X                                       92,500

Kerr McGee      Com        492386107   1,557      30,000    X                                       30,000
Corp.

Koninklijke     Spons      500472303     689      35,696    X                                       35,696
Philips         ADR
Electrs NV`     New
                                      2000

Lockheed        Com        539830109   2,153      49,218    X                                       49,218
Martin Corp.

Lowes Cos.      Com        548661107  10,128     320,000    X                                      320,000
Inc.

Lucent          Com        549463107     743     129,632    X                                      129,632
Technologies
Inc.

Magna           CLA        559222401     528      10,000    X                                       10,000
International
Inc.

Martin          Com        573284106     995      25,445    X                                       25,445
Marietta
Materials Inc.

Murphy Oil      Com        626717102     895      12,375    X                                       12,375
Corp.

Nortel Networks
Corp            Com        656568102     176      31,407    X                                       31,407










Occidental      Com        674599105     487      20,000    X                                       20,000
Pete Corp.

Pactiv
Corporation     Com        695257105     145      10,000    X                                       10,000

Pfizer Inc.     Com        717081103   7,218     180,000    X                                      180,000
                                      $0.10
                                       PV

Unisys Corp.    Com        909214108     606      70,000    X                                       70,000

United          Com        913017109     930      20,000    X                                       20,000
Technologies
Corp.

USX-U S STL     Com        90337T101     164      11,731    X                                       11,731
Group

                TOTAL                $56,792

